Finance income and expense	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Finance income and expense	Finance income and expense:

	2023	2022
Employee future benefit plan expense (note 20)	$(109)	$(189)
Investment income	43,340	19,606
Mark to market and foreign exchange loss on financial assets (notes 14 & 32)	(12,897)	(16,877)
Foreign exchange gain (loss)	821	(4,552)
Government levies	(100)	(100)
Finance income (loss) and other	$31,055	$(2,112)
Finance expense	$(1,105)	$(1,265)